American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2022

Global Real Estate - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 5.2%
Charter Hall Group	29,924	358,425
Dexus	78,598	572,187
Goodman Group	185,217	3,058,252
Ingenia Communities Group	417,471	1,632,603
Scentre Group	1,179,986	2,449,823
		8,071,290
Belgium — 1.0%
VGP NV	5,546	1,571,543
Canada — 3.0%
Chartwell Retirement Residences	149,247	1,459,419
Dream Industrial Real Estate Investment Trust	60,541	751,077
Tricon Residential, Inc.	23,007	337,973
Tricon Residential, Inc. (Toronto)	139,887	2,050,186
		4,598,655
China — 0.6%
China Resources Mixc Lifestyle Services Ltd.	150,200	882,830
France — 1.5%
Klepierre SA(1)	88,316	2,349,051
Hong Kong — 1.7%
Link REIT	172,300	1,479,283
New World Development Co. Ltd.	278,000	1,134,882
		2,614,165
Japan — 5.6%
Comforia Residential REIT, Inc.	413	1,107,888
GLP J-Reit	568	914,260
Hulic Co. Ltd.	83,800	809,982
Invincible Investment Corp.	3,786	1,192,630
LaSalle Logiport REIT	643	1,028,594
SOSiLA Logistics REIT, Inc.	876	1,226,130
Tokyu Fudosan Holdings Corp.	425,700	2,332,061
		8,611,545
Netherlands — 0.9%
CTP NV	67,387	1,370,815
Singapore — 2.8%
CapitaLand Integrated Commercial Trust	562,100	810,377
Capitaland Investment Ltd.(1)	714,500	1,833,314
City Developments Ltd.	143,700	754,853
Digital Core REIT Management Pte Ltd.(1)	867,952	1,015,504
		4,414,048
Spain — 0.5%
Cellnex Telecom SA	18,132	822,206
United Kingdom — 6.8%
Big Yellow Group plc	54,975	1,109,248
Capital & Counties Properties plc	626,612	1,457,472
Grainger plc	353,366	1,439,071
Segro plc	148,994	2,626,727
Shaftesbury plc	173,669	1,458,229
Taylor Wimpey plc	378,535	776,586

Workspace Group plc	142,281	1,625,787
		10,493,120
United States — 69.5%
American Campus Communities, Inc.	44,216	2,310,728
American Homes 4 Rent, Class A	45,496	1,780,258
AvalonBay Communities, Inc.	28,488	6,957,624
Brixmor Property Group, Inc.	58,411	1,481,303
Camden Property Trust	29,228	4,679,111
CBRE Group, Inc., Class A(1)	12,283	1,244,759
Digital Realty Trust, Inc.	30,468	4,546,740
Equinix, Inc.	1,050	761,145
Essential Properties Realty Trust, Inc.	67,752	1,798,816
Essex Property Trust, Inc.	8,052	2,677,290
Host Hotels & Resorts, Inc.(1)	126,096	2,186,505
IHS Holding Ltd.(1)	68,225	815,971
Innovative Industrial Properties, Inc.	8,438	1,672,327
Invitation Homes, Inc.	136,889	5,746,600
Iron Mountain, Inc.	33,361	1,531,937
Kilroy Realty Corp.	21,065	1,348,160
Kimco Realty Corp.	181,085	4,393,122
Kite Realty Group Trust	184,857	3,859,814
Life Storage, Inc.	33,147	4,473,188
Medical Properties Trust, Inc.	135,870	3,092,401
MGM Growth Properties LLC, Class A	21,723	844,590
NETSTREIT Corp.(2)	54,250	1,226,050
Outfront Media, Inc.	16,056	398,831
Prologis, Inc.	85,952	13,478,993
Public Storage	16,388	5,875,590
Rexford Industrial Realty, Inc.	60,242	4,407,907
Ryman Hospitality Properties, Inc.(1)	13,269	1,172,980
Sun Communities, Inc.	21,051	3,977,797
Switch, Inc., Class A	82,529	2,115,218
UDR, Inc.	72,429	4,116,864
Ventas, Inc.	59,539	3,156,758
VICI Properties, Inc.	88,973	2,546,407
Welltower, Inc.	78,613	6,810,244
		107,486,028
TOTAL COMMON STOCKS (Cost $130,862,576)		153,285,296
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,124	5,124
State Street Navigator Securities Lending Government Money Market Portfolio(3)	858,762	858,762
		863,886
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $259,562) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $255,051)		255,051
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/45, valued at $867,072) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $850,000)		850,000
		1,105,051
TOTAL SHORT-TERM INVESTMENTS (Cost $1,968,937)		1,968,937
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $132,831,513)		155,254,233
OTHER ASSETS AND LIABILITIES — (0.4)%		(570,728)
TOTAL NET ASSETS — 100.0%		$154,683,505

SECTOR ALLOCATION
(as a % of net assets)
Residential	25.5%
Industrial	20.8%
Retail	13.9%
Health Care	9.4%
Self Storage	7.4%
Diversified	5.5%
Data Centers	5.4%
Specialty	4.3%
Lodging/Resorts	3.5%
Office	2.4%
Infrastructure REITs	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $834,754. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $858,762.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	8,071,290	—
Belgium	—	1,571,543	—
Canada	337,973	4,260,682	—
China	—	882,830	—
France	—	2,349,051	—
Hong Kong	—	2,614,165	—
Japan	—	8,611,545	—
Netherlands	—	1,370,815	—
Singapore	—	4,414,048	—
Spain	—	822,206	—
United Kingdom	—	10,493,120	—
Other Countries	107,486,028	—	—
Short-Term Investments	863,886	1,105,051	—
	108,687,887	46,566,346	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.